Exhibit 99.1

Nissan Auto Receivables 2015-C

Collection Period	31-Aug-17	30/360 Days	30	Collection Period Start	1-Aug-17
Distribution Date	15-Sep-17	Actual/360 Days	31	Collection Period End	31-Aug-17
				Prior Month Settlement Date	15-Aug-17
				Current Month Settlement Date	15-Sep-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	567,576,512.08	541,739,059.08	0.440434
Yield Supplement Overcollaterization		51,665,723.63	16,461,405.54	15,374,560.72
Total Adjusted Portfolio		1,230,010,825.44	551,115,106.54	526,364,498.36
Total Adjusted Securities		1,230,010,825.44	551,115,106.54	526,364,498.36	0.427935
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	32,168,567.82	12,798,526.63	0.035551
Class A-2b Notes	1.57667%	100,000,000.00	8,935,713.28	3,555,146.29	0.035551
Class A-3 Notes	1.37000%	354,000,000.00	354,000,000.00	354,000,000.00	1.000000
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	19,370,041.18	23,322.21	53.8056700	0.0647839
Class A-2b Notes	5,380,567.00	12,131.91	53.8056700	0.1213191
Class A-3 Notes	0.00	404,150.00	—	1.1416667
Class A-4 Notes	0.00	148,643.92	—	1.3916667
Certificates	0.00	0.00	—	—

Total Securities	24,750,608.18	588,248.04

I. COLLECTIONS

Interest:
Interest Collections		1,135,386.12
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		1,135,386.12
Principal:
Principal Collections		25,421,474.09
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		25,421,474.09
Recoveries of Defaulted Receivables		385,996.52
Servicer Advances		31,014.79

Total Collections		26,973,871.52

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance - Beginning of Period	43,746	551,115,106.54
Total Principal Payment		24,750,608.18

	42,693	526,364,498.36

III. DISTRIBUTIONS

Total Collections		26,973,871.52
Reserve Account Draw		0.00
Total Available for Distribution		26,973,871.52
1. Reimbursement of Advance		60,464.49
2. Servicing Fee:
Servicing Fee Due		472,980.43
Servicing Fee Paid		472,980.43
Servicing Fee Shortfall		0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	23,322.21
Class A-2a Notes Monthly Interest Paid	23,322.21
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	12,131.91
Class A-2b Notes Monthly Interest Paid	12,131.91
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	404,150.00
Class A-3 Notes Monthly Interest Paid	404,150.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92
Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	588,248.04
Total Note Monthly Interest Paid	588,248.04
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	25,852,178.56

4. Total Monthly Principal Paid on the Notes	24,750,608.18
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	24,750,608.18
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,101,570.38
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	1,101,570.38

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,075,027.06
Required Reserve Account Amount	3,075,027.06
Beginning Reserve Account Balance	3,075,027.06
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,075,027.06
Required Reserve Account Amount for Next Period	3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon		2.35%
Weighted Average Remaining Maturity		36.11

	Amount	Number
Principal on Defaulted Receivables	415,978.91	27
Principal Recoveries of Defaulted Receivables	385,996.52
Monthly Net Losses	29,982.39

Pool Balance at Beginning of Collection Period	567,576,512.08
Net Loss Ratio for Third Preceding Collection Period	0.51%
Net Loss Ratio for Second Preceding Collection Period	0.55%
Net Loss Ratio for Preceding Collection Period	0.61%
Net Loss Ratio for Current Collection Period	0.06%
Four-Month Average Net Loss Ratio	0.43%
Cumulative Net Losses for all Periods	7,117,576.85

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,049,529.99	255	0.75%
61-90 Days Delinquent	978,640.86	62	0.18%
91-120 Days Delinquent	185,541.55	15	0.03%
More than 120 Days	14,629.89	1	0.00%

Total 31+ Days Delinquent Receivables:	5,228,342.29	333	0.97%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.19%	0.18%
Delinquency Ratio for Second Preceding Collection Period	0.20%	0.17%
Delinquency Ratio for Preceding Collection Period	0.17%	0.14%
Delinquency Ratio for Current Collection Period	0.22%	0.18%
Four-Month Average Delinquency Ratio	0.19%	0.17%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO
2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?	NO
3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO
4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO
5. Has there been an issuance of notes or other securities backed by the Receivables?	NO
6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO